CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding, beginning of year	2,615,000	2,615,000	2,615,000
Weighted Average Exercise Price, Outstanding, beginning of year	$ 0.23	$ 0.23	$ 0.23
Number of Options, Granted	534,000	0	0
Weighted Average Exercise Price, Granted	$ 0.80	$ 0	$ 0
Number of Options, Exercised	(346,500)	0	0
Weighted Average Exercise Price, Exercised	$ 0.21	$ 0	$ 0
Number of Options, Cancelled/Expired	(166,500)	0	0
Weighted Average Exercise Price, Cancelled/Expired	$ 0.31	$ 0	$ 0
Number of Options, Outstanding end of year	2,636,000	2,615,000	2,615,000
Weighted Average Exercise Price, Outstanding end of year	$ 0.35	$ 0.23	$ 0.23
Number of Options, Exercisable end of year	2,636,000	2,615,500	2,615,500
Weighted Average Exercise Price, Exercisable end of year	$ 0.35	$ 0.23	$ 0.23